Short-Term and Long-Term Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long term and short term debt	$ 2,060.1		$ 2,361.2
Short-term loans and current portion of long-term loans	(121.5)	[1]	(40.0)	[1]
Total long-term loans	1,938.6		2,321.2
Collateralized | Split-tenor revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt		[2]		[2]
Collateralized | $500 million syndicated revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt		[3]	104.0	[3]
Collateralized | $200 million non-revolving senior secured term loan
Debt Instrument [Line Items]
Long term and short term debt	70.0	[4]	110.0	[4]	150.0
Collateralized | $1 billion notes issue
Debt Instrument [Line Items]
Long term and short term debt	990.0	[5]	988.8	[5]	987.7
Collateralized | $1 billion syndicated revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt		[6]	666.0	[6]	220.0
Collateralized | $60 million senior secured revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt	35.0	[7]		[7]
Collateralized | $1,440 million term loan and revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt	773.5	[8]		[8]
Collateralized | R1,500 million Nedbank revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt	145.1	[9]		[9]
Uncollateralized | Other loans
Debt Instrument [Line Items]
Long term and short term debt	$ 46.5	[10]	$ 492.4	[10]

[1]	At December 31, 2012, the maturity of the loans was updated to reflect post year-end refinancing terms.
[2]	Split-tenor revolving credit facility On May 16, 2007, Sibanye Gold, Orogen and GFO entered into a US$750 million split-tenor revolving credit facility. The Split-tenor facility consisted of a US$250 million 364-day revolving tranche ("Facility A") and a US$500 million five-year revolving tranche ("Facility B"). Facility A and B have since expired, as explained below. Borrowings under Facility A bore interest at LIBOR plus a margin of 0.25% per annum while borrowings under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. The outstanding borrowings of Orogen at December 31, 2011 were $500.0 million. On April 16, 2012, Orogen refinanced the outstanding balance of $500.0 million under the facility by drawing down under the $1.0 billion syndicated revolving credit facility. The facility was cancelled on April 16, 2012. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, Sibanye Gold, Gold Fields Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf. December 31, 2013 December 31, 2012 Opening balance - 500.0 Loans repaid - (500.0) Closing balance - -
[3]	$500 million syndicated revolving credit facility On April 17, 2012, Sibanye Gold, Orogen and GFO entered into a $500 million syndicated revolving credit facility. The purpose of the facility was to refinance existing facilities, for general corporate purposes and working capital. The final maturity date of this facility was April 17, 2017. The facility bore interest at LIBOR plus a margin of 1.60% per annum. Where the utilization under the facility was less than or equal to 33 1/3%, a utilization fee of 0.20% per annum would be payable on the amount of utilizations. Where the utilization under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum would be payable on the amount of utilizations. Where the utilization under the facility was greater than 66 2/3%, a utilization fee of 0.60% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.56% per annum. On April 23, 2012, Orogen drew down $194.0 million under this facility to partially refinance borrowings under the $1 billion Syndicated Revolving Credit Facility. On June 1, 2012, Orogen drew down a further $20.0 million. On July 25, 2012 and August 2, 2012, Orogen repaid $20.0 million and $20.0 million, respectively. On September 20, 2012, Orogen repaid a further $100.0 million. On November 23, 2012, Orogen drew down $10 million and on November 29, 2012, a further $20 million was drawn under the facility. On February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (g). The facility was also cancelled on February 15, 2013. Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO. The outstanding borrowings under this facility at December 31, 2013 were $nil (December 31, 2012: $104.0 million). December 31, 2013 December 31, 2012 Opening balance 104.0 - Loans advanced - 244.0 Loans repaid (104.0) (140.0) Closing balance - 104.0
[4]	$200 million non-revolving senior secured term loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the La Cima outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bears interest at LIBOR plus a margin of 2.00% per annum. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2013, $40 million was repaid (fiscal year ended December 31, 2012: $40 million). The final maturity of this facility is five years from the disbursement date. The outstanding borrowings under this facility at December 31, 2013 were $70.0 million (December 31, 2012: $110.0 million). Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2013 December 31, 2012 Opening balance 110.0 150.0 Loans repaid (40.0) (40.0) Closing balance 70.0 110.0
[5]	$1 billion notes issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes, or the Notes, due October 7, 2020. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, Sibanye Gold, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. An indemnity agreement ("the Indemnity Agreement") has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold's guarantee obligations under the Notes remain in place. In addition, for as long as Sibanye Gold remains a guarantor, Gold Fields is required to pay an annual guarantee fee to Sibanye Gold of 0.25% of the value of the Notes, payable semi-annually. This fee can vary based on Gold Fields credit rating. December 31, 2013 December 31, 2012 Opening balance 988.8 987.7 Unwinding of transaction costs 1.2 1.1 Closing balance 990.0 988.8
[6]	$1 billion syndicated revolving credit facility On June 20, 2011, Sibanye Gold, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016. The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum. On March 15, 2012, Orogen drew down $110.0 million to fund the third payment to exercise the Group's 40% option in the FSE project. On April 16, 2012, Orogen drew down $556.0 million of which $500.0 million was used to refinance the Split-tenor revolving credit facility. On April 23, 2012, Orogen repaid $220.0 million under this facility which was partially funded by drawing down $194.0 million under the $500 million syndicated revolving credit facility. On February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (g). The facility was also cancelled on February 15, 2013. The outstanding borrowings under this facility at December 31, 2013 were $nil (December 31, 2012: $666.0 million). Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO. December 31, 2013 December 31, 2012 Opening balance 666.0 220.0 Loans advanced - 666.0 Loans repaid (666.0) (220.0) Closing balance - 666.0
[7]	$60 million senior secured revolving credit facility On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet. The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum. Borrowings under the facility are guaranteed by GF Ghana and Abosso and further secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. The outstanding borrowings for GF Ghana on December 31, 2011 were $50.0 million. On January 30, 2012, GF Ghana repaid $7.0 million in advance of the first anniversary date of the facility. During February 2012 and March 2012, GF Ghana repaid $16.0 million and on May 1, 2012 repaid an additional $7.0 million. On various dates during April 2012 Abosso drew down $15.0 million under the facility. On May 1, 2012 Abosso drew down an additional $8.0 million under the facility. On August 1, 2012, GF Ghana repaid $20 million and Abosso repaid $23 million bringing the balance outstanding under the facility to nil. On May 10, 2013, Abosso drew down $20.0 million and on August 15, an additional $15.0 million. The outstanding borrowings for GF Ghana on December 31, 2013 were $35.0 million (December 31, 2012 were $nil). Subsequent to year end, the final maturity date of the outstanding borrowings under this facility amounting to $35.0 million was extended to May 21, 2014. December 31, 2013 December 31, 2012 Opening balance - 50.0 Loans advanced 35.0 23.0 Loans repaid - (73.0) Closing balance 35.0 -
[8]	$1,440 million term loan and revolving credit facility On November 28, 2012, Orogen, GFO and GFI Joint Venture Holdings (Pty) Limited, or GFIJVH (collectively "the Borrowers") entered into a $900 million term loan and revolving credit facility, or the $900 million facility. The $900 million facility comprises a $450 million three-year term loan tranche, or Facility A and a $450 million five-year revolving tranche, or Facility B. In addition to the $900 million facility, Orogen, GFO and GFIJVH entered into a $600 million bridge loan to bond issue facility, or the US$ bridge facility. The $ bridge facility had a 21-month maturity. The purpose of the $900 million facility is to refinance the existing $1 billion syndicated revolving credit facility and the $500 million syndicated revolving credit facility on the spin-off of Sibanye Gold in February 2013 and for general corporate and working capital purposes. The final maturity dates of Facility A and Facility B are November 28, 2015 and November 28, 2017, respectively, with the $ bridge facility maturing on August 28, 2014. Subsequent to entering into the $900 million facility, the facility was syndicated to a wider bank group and received an oversubscription which allowed the Borrowers to increase the facility amount to $1,440 million on January 30, 2013, or the $1,440 million facility. Accordingly, the amounts of Facility A and Facility B both increased to $720 million. As a result of this oversubscription, the Borrowers cancelled the $ bridge facility on January 30, 2013. On July 22, 2013, the agreement was amended and Facility A was decreased to a $100 million while a third $620 million revolving tranche, or Facility C was added. Facilty C matures on November 28, 2015. Borrowings under Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum, borrowing under Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum and borrowings under Facility C bear interest at LIBOR plus an intitial margin of 2.00%. The initial margins detailed above are based on the current long term credit rating assigned to Gold Fields and could either increase or decrease depending on the changes in the long term credit rating of Gold Fields. Where the utilization under Facility B is less than or equal to 33 1/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 66 2/3%, a utilization fee of 0.60% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.90% per annum under Facility B on the undrawn amount. Where the utilization under Facility C is less than or equal to 33 1/3%, a utilization fee of 0.15% per annum will be payable on the amount of utilizations. Where the utilization under Facility C is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.30% per annum will be payable on the amount of utilizations. Where the utilization under Facility C is greater than 66 2/3%, a utilization fee of 0.45% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.80% per annum under Facility C on the undrawn amount. The facility was undrawn at December 31, 2012. On February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down $720.0 million under this facility. On various dates during 2013, Orogen made additional drawdowns of $173.0 million under this facility. Orogen repaid $119.5 million on December 13, 2013 under this facility. The outstanding balance under this facility at December 31, 2013 was $773.5 million and at December 31, 2012 $nil. Borrowings under the US$1,440 million facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH. December 31, 2013 December 31, 2012 Loans advanced 893.0 - Loans repaid (119.5) - Closing balance 773.5 -
[9]	R1,500 million Nedbank revolving credit facility On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million revolving credit facility. The purpose of the facility is to fund Gold Fields' capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018. The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months on the undrawn amount. On March 8, 2013, each of GFO and GFIJVH drew down $37.7 million under this facility. On each of June 10, 2013 and September 10, 2013 each of GFO and GFIJVH drew down an additional $17.2 million and $22.8 million, respectively, under this facility. The outstanding balance under this facility at December 31, 2013 was $145.1 million and at 31 December 2012 $nil. Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. December 31, 2013 December 31, 2012 Loans advanced 155.5 - Translation adjustment (10.4) - Closing balance 145.1 -
[10]	Other loans Short-term rand credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs for continuing operations were $2,094.2 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $3.3 million) and for discontinued operations $25.4 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $148.7 million). Total repayments for continuing operations were $2,041.8 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $2.9 million) and for discontinued operations $164.0 million in fiscal year ended December 31, 2013 (fiscal year ended December 31, 2012: $nil million). The facilities were primarily utilized to recapitalize Sibanye Gold as part of the spin-off. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields. On February 18, 2013, the outstanding borrowings of Sibanye Gold amounting to $142.4 million (R1,220 million) were refinanced by drawing down under the Rand bridge loan facilities as detailed below. The outstanding borrowings of Gold Fields under these facilities at December 31, 2013 were $46.5 million (December 31, 2012: $142.4 million). R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO, or the borrowers entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are: - a R1.0 billion ($96.7 million) revolving credit facility entered into on December 9, 2009 and maturing June 30, 2013 at JIBAR plus 3.00%; - a R500 million ($48.4 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013 at JIBAR plus 2.85%; and - a R2.0 billion ($193.4 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016 at JIBAR plus 1.95%. This facility was cancelled on February 18, 2013. On various dates during 2012, Sibanye Gold drew down R2.0 billion ($249.4 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($58.3 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($58.3 million) under the R1.0 billion revolving credit facility. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion (US$350.0 million). Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. On February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below and were also cancelled on February 18, 2013. R1.0 billion long-term revolving credit facilities: GFO and GFIJVH, or the Borrowers entered into various revolving credit facilities with some of the major banks with three year tenors. The purpose of the facilities is to finance capital expenditure, general corporate and working capital requirements. The Borrowers are required to pay a commitment fee of between 1.00% and 1.05% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable semi-annually in arrears. In summary the facilities are: - a R500.0 million ($48.4 million) revolving credit facility entered into on June 19, 2013 and maturing on June 20, 2016 at JIBAR plus 2.5%; - a R500.0 million ($48.4 million) revolving credit facility entered into on December 20, 2013 and maturing on December 21, 2016 at JIBAR plus 2.75%; Borrowings under these facilities are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. These facilities were unutilised during the year ended December 31, 2013. Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion term loan and revolving credit facilities to refinance Sibanye Gold's debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on spin-off of Sibanye Gold, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold's ongoing capital expenditure, working capital and general corporate expenditure requirements. The facility was undrawn at December 31, 2012. On February 18, 2013, the date of spin-off, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by Sibanye Gold drawing down under this facility. Summary of other loans December 31, 2013 December 31, 2012 Opening balance 492.4 - Loans advanced - continuing operations 2,094.2 3.3 - discontinued operations 542.4 514.7 Loans repaid - continuing operations (2,041.8) (2.9) - discontinued operations (503.4) - Spin-off of Sibanye Gold (531.4) - Translation (5.9) (22.7) Closing balance 46.5 492.4 Debt maturity ladder The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2013 and December 31, 2012 is tabulated below: Maturity December 31, 2013 December 31, 2012 1 year 121.5 40.0 2 years 750.0 532.4 3 years - 750.0 4 years 53.5 50.0 5 years and thereafter 1,145.1 1,000.0 2,070.1 2,372.4 At December 31, 2013, the Group was in compliance with its debt covenants. At December 31, 2012: $142.4 million has been reclassified to long-term, even though they are considered short-term under the Short-term Rand facilities (i) as the Group refinanced these facilities as detailed in the Rand bridge loan facilities on February 18, 2013.